LONG-TERM LOANS AND CREDIT LINES (Schedule of Maturities on Long Term Loans) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Long-Term Debt, by Current and Noncurrent [Abstract]
2024	$ 2,200
2025	2,146
2026	2,164
2027	2,277
2028 and after	6,299
Total	$ 15,086